SIGNIFICANT ACCOUNTING POLICIES, Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assumptions Used to Determine Fair Value of Option Award [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected term		6 years 3 months	6 years 3 months
Minimum [Member]
Assumptions Used to Determine Fair Value of Option Award [Abstract]
Volatility	51.50%	50.00%	47.60%
Risk-free interest rate	0.61%	0.38%	1.65%
Expected term	5 years
Maximum [Member]
Assumptions Used to Determine Fair Value of Option Award [Abstract]
Volatility	65.60%	54.00%	48.80%
Risk-free interest rate	1.36%	0.67%	2.34%
Expected term	6 years 10 months 9 days